Note 19 - Tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Tax Assets And Liabilties Abstract
Reconciliation of Taxation at the Spanish Corporation Tax Rate to the Tax Expense recorded for the period
Reconciliation of taxation at the Spanish corporation tax rate to the tax expense recorded for the year (Millions of Euros)
	2020		2019		2018
	Amount	Effective tax %	Amount	Effective tax %	Amount	Effective tax %
Profit or (-) loss before tax	3.576		6.398		8.446
From continuing operations	5.248		7.046		7.565
From discontinued operations	(1.672)		(648)		881
Taxation at Spanish corporation tax rate 30%	1.073		1.920		2.534
Lower effective tax rate from foreign entities (*)	(181)		(381)		(234)
Mexico	(32)	29%	(112)	27%	(78)	28%
Chile	(2)	23%	(2)	27%	(18)	21%
Colombia	3	31%	6	32%	10	33%
Peru	(7)	28%	(12)	28%	(12)	28%
Turkey	(73)	25%	(86)	23%	(132)	20%
USA	(75)	16%	(97)	17%	(97)	20%
Others	5		(78)		93
Revenues with lower tax rate (dividends/capital gains)	(49)		(49)		(57)
Equity accounted earnings	12		18		3
Other effects (**)	661		545		(27)
Income tax	1.516		2.053		2.219
Of which: Continuing operations	1.459		1.943		2.042
Of which: Discontinued operations	57		110		177

Effective Tax Rate
Effective tax rate (Millions of Euros)
	2020	2019	2018
Income from:
Consolidated tax group in Spain	259	(718)	1.482
Other Spanish entities	7	7	33
Foreign entities	4.982	7.757	6.050
Gains (losses) before taxes from continuing operations	5.248	7.046	7.565
Tax expense or income related to profit or loss from continuing operations	1.459	1.943	2.042
Effective tax rate	27,8%	27,6%	27,0%

Tax recognized in total equity
Tax recognized in total equity (Millions of Euros)
	2020	2019	2018
Charges to total equity
Debt securities and others	(230)	(130)	(87)
Equity instruments	(43)	(40)	(56)
Subtotal	(273)	(170)	(143)
Total	(273)	(170)	(143)

Table Of Tax Assets And Liabiltiies Explanatory
Tax assets and liabilities (Millions of Euros)
	2020	2019	2018
Tax assets
Current tax assets	1.199	1.765	2.784
Deferred tax assets	15.327	15.318	15.316
Pensions	439	456	405
Financial Instruments	1.292	1.386	1.401
Loss allowances	1.683	1.636	1.375
Other	1.069	1.045	1.292
Secured tax assets	9.361	9.363	9.363
Tax losses	1.483	1.432	1.480
Total	16.526	17.083	18.100
Tax liabilities
Current tax liabilities	545	880	1.230
Deferred tax liabilities	1.809	1.928	2.046
Financial Instruments	908	1.014	1.136
Other	901	914	910
Total	2.355	2.808	3.276

Deferred tax assets and liabilities
Deferred tax assets and liabilities. Annual variations (Millions of Euros)
	2020		2019		2018
	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities	Deferred assets	Deferred liabilities
Balance at the beginning	15.318	1.928	15.316	2.046	14.725	2.184
Pensions	(17)	-	51	-	10	-
Financials instruments	(94)	(106)	(15)	(122)	(52)	(291)
Loss allowances	47	-	261	-	370	-
Others	24	(13)	(247)	4	65	153
Guaranteed tax assets	(2)	-	-	-	(70)	-
Tax losses	51	-	(48)	-	268	-
Balance at the end	15.327	1.809	15.318	1.928	15.316	2.046

Secured Tax Assets
Secured tax assets (Millions of Euros)
	2020	2019	2018
Pensions	1.924	1.924	1.924
Loss allowances	7.437	7.439	7.439
Total	9.361	9.363	9.363